SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of depreciation and amortization over expected useful lives

Furniture and fixtures	5 to 7 years
Office equipment	3 to 5 years
Machinery and equipment	5 to 15 years
Auto and trucks	5 years
Leasehold improvements	the shorter of the useful life or life of the lease
Buildings	39 years
Land	not depreciated
Construction in progress	not depreciated until placed in service

Schedule of finite-lived intangible assets

Licenses/permits	15
Right-to-use licenses	15
Host community agreements	15
Trade name / brand	5